Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Summary of Information About Provisions

	Restoration 1 US$m	Employee benefits US$m	Onerous contracts US$m	Other US$m	Total US$m

Year ended 31 December 2023

At 1 January 2023	6,253	517	-	409	7,179

Change in provision	664	5	-	(128)	541

Unwinding of present value discount	237	-	-	-	237

Carrying amount at 31 December 2023	7,154	522	-	281	7,957

Current	1,011	351	-	144	1,506

Non-current	6,143	171	-	137	6,451

Net carrying amount	7,154	522	-	281	7,957

Year ended 31 December 2022

At 1 January 2022	2,218	286	214	106	2,824

Acquisitions through business combination 2	4,310	329	-	165	4,804

Change in provision	(382)	(98)	(216)	137	(559)

Unwinding of present value discount	107	-	2	1	110

Carrying amount at 31 December 2022	6,253	517	-	409	7,179

Current	575	331	-	313	1,219

Non-current	5,678	186	-	96	5,960

Net carrying amount	6,253	517	-	409	7,179

1.
2023 change in provision is due to increase in estimates of
 $1,111
million and accretion of $237 million offset by provisions used of
$447
million. Changes in estimates are due to new activities, revisions to cost and removal scope assumptions and rate escalations, supported by the most recent estimates and benchmarks and the alignment of the ‘expected value approach’ across all assets.

2.	Refer to Note B.5 for details of business combination.

Summary of Oil And Gas Pricing	The nominal TTF, Brent oil prices and HH gas prices used at 31 December 2023 were:

	2024	2025	2026	2027	2028
TTF (US$/MMBtu)	13.9	14.2	8.8	8.9	9.1
Brent (US$/bbl)	82	80	76	77	79	²
HH (US$/MMBtu)	3.4	3.5	3.5	3.5	3.6	3

1. For committed volumes, contracted pricing has been applied.
2. Long-term oil prices are based on US$70/bbl (2022 real terms) from 2026 and prices are escalated at 2.0% onwards.
3.
Long-term gas prices are based on US$3.2/MMBtu (2022 real terms) from 2026 and
US$3.8/MMBtu
(2022 real terms) from 2030. All long-term prices are escalated at
2.0%.